Other Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Other Accrued Expenses
	December 31,
	2019	2018
	USD in thousands
Unpaid recapitalization transaction costs	89	-
IRS (see note 7b)	73	-
Accrued expenses	390	32
	552	32